LAND USE RIGHTS, NET (Tables)	9 Months Ended
Sep. 30, 2024
LAND USE RIGHTS, NET.
Land use rights

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Cost	664,272	664,272
Accumulated amortization	(61,769)	(75,426)
Land use rights, net	602,503	588,846

Carrying value of land use rights pledged by company to secure banking borrowings

	As of
	December 31, 2023	September 30, 2024
	RMB	RMB
Land use rights	196,195	217,975